Submission	Mar. 17, 2026
Submission [Line Items]
Central Index Key	0001969863
Registrant Name	SU Group Holdings Limited
Registration File Number	333-291851
Form Type	F-1
Submission Type	POS AM
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A